Disclosure - RECURRING FAIR VALUE MEASUREMENTS (Details 3) - Warrant Liability [Member] - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, beginning balance	$ 8,761,750		$ 12,372,000
Initial fair value of warrant liability upon issuance at IPO		15,380,000
Initial fair value of warrant liability upon issuance at over-allotment		2,260,200
Revaluation of warrant liability included in other income within the statement of income for the period from August 20,2020 (inception) through December 31, 2020	(5,638,820)	(5,268,200)	3,610,250
Fair value, ending balance	$ 14,400,570	$ 12,372,000	$ 14,400,570